UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 39.86%		$115,880,571

(Cost $95,903,736)

Electric Utilities 3.43%		9,965,485

Duke Energy Corp.	165,200	3,252,788
Pinnacle West Capital Corp.	40,000	1,951,600
Progress Energy, Inc.	99,000	4,706,460
Progress Energy, Inc. (Contingent Value
Obligation) (B)(I)	176,250	54,637

Gas Utilities 2.26%		6,556,550

National Fuel Gas Co.	86,000	3,499,340
Peoples Energy Corp.	70,200	3,057,210

Integrated Telecommunication Services 1.85%		5,392,231

AT&T, Inc.	102,350	3,851,431
Verizon Communications, Inc.	40,000	1,540,800

Multi-Utilities 30.83%		89,623,953

Alliant Energy Corp.	182,900	6,648,415
Ameren Corp.	80,000	4,248,800
CH Energy Group, Inc.	198,800	10,146,752
Consolidated Edison, Inc.	78,000	3,765,840
Dominion Resources, Inc.	79,700	6,611,912
DTE Energy Co.	193,500	8,972,595
Energy East Corp.	320,000	7,686,400
KeySpan Corp.	236,250	9,639,000
NiSource, Inc.	158,050	3,761,590
NSTAR	276,000	9,218,400
OGE Energy Corp.	137,632	5,329,111
SCANA Corp.	28,400	1,156,448
TECO Energy, Inc.	196,750	3,336,880
Vectren Corp.	30,000	843,600
WPS Resources Corp.	55,400	2,938,970
Xcel Energy, Inc.	228,000	5,319,240

Oil & Gas Storage & Transportation 1.47%		4,277,512

Kinder Morgan, Inc.	20,000	2,120,000
Spectra Energy Corp.	82,600	2,157,512

Publishing 0.02%		64,840

Idearc, Inc. (I)	2,000	64,840

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 59.60%			$173,259,413

(Cost $163,305,428)

Agricultural Products 1.22%			3,535,854

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	44,250	3,535,854

Consumer Finance 3.37%			9,790,114

HSBC USA, Inc., $2.8575 (G)	AA-	95,900	4,881,914
SLM Corp., 6.97%, Ser A	BBB+	92,000	4,908,200

Diversified Banks 1.17%			3,396,400

Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)	A	140,000	3,396,400

Electric Utilities 19.78%			57,489,792

Alabama Power Co., 5.20%	BBB+	262,475	6,315,148
Carolina Power & Light Co., $4.20	Baa3	41,151	3,186,631
Carolina Power & Light Co., $5.44	BB+	11,382	1,069,908
Duquesne Light Co., 6.50%	BB+	107,000	5,423,830
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,260,940
Entergy Mississippi, Inc., 6.25%	BB+	153,000	3,887,164
Georgia Power Co., 6.00%, Ser R	A	54,900	1,352,736
HECO Capital Trust III, 6.50%	BBB-	44,900	1,158,420
Interstate Power & Light Co., 7.10%, Ser C	BBB-	76,500	2,070,281
Interstate Power & Light Co., 8.375%, Ser B	Baa2	25,000	801,563
Monongahela Power Co., $6.28, Ser D	B+	24,931	2,359,876
NSTAR Electric Co., 4.78%	A-	67,342	5,867,172
PPL Electric Utilities Corp., 4.40%	BBB	29,790	2,451,717
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,212,500
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,292,500
Southern California Edison Co., 6.00%, Ser C	BBB-	18,000	1,821,375
Southern California Edison Co., 6.125%	BBB-	35,000	3,562,345
Virginia Electric & Power Co., $6.98	BB+	35,000	3,641,095
Virginia Electric & Power Co., $7.05	BB+	10,000	1,044,063
Wisconsin Public Service Corp., 6.76%	A-	35,883	3,710,528

Gas Utilities 2.12%			6,162,687

Southern Union Co., 7.55%, Ser A	BB	239,700	6,162,687

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2007 (unaudited)

Investment Banking & Brokerage 7.54%			21,933,601

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G	BBB+	50,650	2,547,695
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F	BBB+	95,300	4,822,180
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E	BBB+	84,000	4,278,120
Goldman Sachs Group, Inc., 6.20%, Ser B	A	20,000	520,200
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D	A-	124,800	6,327,360
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	53,000	2,729,500
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares,
Ser 3	A	26,900	708,546

Life & Health Insurance 1.97%			5,742,650

MetLife, Inc., 6.50%, Ser B	BBB	215,000	5,742,650

Multi-Utilities 10.39%			30,209,548

Baltimore Gas & Electric Co., 6.70%, Ser 1993	BBB-	20,250	2,107,266
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	30,000	3,134,064
BGE Capital Trust II, 6.20%	BBB-	205,300	5,089,387
PNM Resources, Inc., 6.75%, Conv	BBB-	67,896	3,523,802
Public Service Electric & Gas Co., 4.08%, Ser A	BB+	5,000	405,000
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	13,677	1,135,191
Public Service Electric & Gas Co., 6.92%	BB+	47,998	4,915,298
SEMPRA Energy, $4.36	BBB+	19,250	1,578,500
SEMPRA Energy, $4.75, Ser 53	BBB+	6,305	567,450
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,549,847
Xcel Energy, Inc., $4.08, Ser B	BB+	8,610	731,678
Xcel Energy, Inc., $4.11, Ser D	BB+	8,770	698,092
Xcel Energy, Inc., $4.16, Ser E	BB+	9,410	773,973

Oil & Gas Exploration & Production 5.15%			14,964,925

Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B	BB	20,000	1,910,000
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	51,500	5,082,406
Devon Energy Corp., 6.49%, Ser A	BB+	50,645	5,116,730
Nexen, Inc., 7.35% (Canada)	BB+	112,300	2,855,789

Other Diversified Financial Services 5.38%			15,637,900

Bank of America Corp., 6.204%, Despositary Shares, Ser D	A	260,000	6,916,000
Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	96,000	4,926,720
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	56,400	2,831,280
Citigroup, Inc., 6.365%, Depositary Shares, Ser F	A	18,900	963,900

Specialized Finance 0.18%			527,000

CIT Group, Inc., 6.35%, Ser A	BBB+	20,000	527,000

Thrifts & Mortgage Finance 0.85%			2,460,942

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C	BB+	90,000	2,460,942

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2007 (unaudited)

Trucking 0.48%			1,408,000

AMERCO, 8.50%, Ser A	B	55,000	1,408,000

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.54%			$1,565,000

(Cost $1,565,000)

Commercial Paper 0.54%			1,565,000

Chevron Funding Corp., 2-1-07	5.170%	$1,565	1,565,000

Total investments (Cost $260,774,164)	100.00%		$290,704,984

John Hancock
Patriot Premium Dividend Fund II
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $54,637 or 0.02% of the Fund's total investments as of January 31, 2007.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,535,854 or 1.22% of the Fund's total investments as of January 31, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $260,774,164. Gross unrealized appreciation and depreciation of investments aggregated $32,878,137 and $2,947,317, respectively, resulting in net unrealized appreciation of $29,930,820.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007